As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-52440

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 2 /X/

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 345 Park Avenue, New York, New York 10154-0010
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

     Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
     Zurich Scudder Investments, Inc.            Dechert
     Two International Place                     Ten Post Office Square - South
     Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
               of Scudder Global Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  2  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 22, 2001.

                            PART C. OTHER INFORMATION

Item 15. Indemnification.
-------  ---------------

          A policy of insurance covering Zurich Scudder Investments, Inc., its subsidiaries, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Zurich Scudder Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

          Article Tenth of Registrant's Articles of Incorporation states as follows:

TENTH     Liability and Indemnification

          To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

          The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

          The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

          The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

          Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.






Item 16.  Exhibits.
-------   --------

          (1) (a)(1) Articles of Amendment and Restatement, dated December 13, 1990, are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of Global/International Fund, Inc. on Form N-1A, as amended (the "Registration Statement").

               (a)(2) Articles of Amendment, dated December 29, 1997, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (a)(3)   Articles  of   Amendment,   dated  May  29,  1998,   are
               incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (a)(4) Articles Supplementary, dated February 14, 1991, are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

               (a)(5)   Articles   Supplementary,   dated  July  11,  1991,  are
               incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

               (a)(6) Articles Supplementary, dated November 24, 1992, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

               (a)(7) Articles Supplementary, dated October 20, 1993, are incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

               (a)(8) Articles Supplementary, dated December 14, 1995, are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (a)(9)   Articles   Supplementary,   dated  March  6,  1996,  are
               incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (a)(10)  Articles  Supplementary,   dated  April  15,  1998,  are
               incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (a)(11)  Articles  Supplementary,   dated  March  31,  2000,  are
               incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

          (2) (b)(1) By-Laws, dated May 15, 1986, are incorporated by reference to the original Registration Statement.

               (b)(2)   Amendment  to  the  By-Laws,   dated  May  4,  1987,  is
               incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

               (b)(3) Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (b)(4) Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (b)(5) Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

               (b)(6) Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

               (b)(7) Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

               (b)(8) Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

               (b)(9) Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (b)(10) Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (b)(11) Amendment to the By-Laws, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant's Rule 497 filing filed on March 22, 2001.

          (5) (c)(1) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (c)(2) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

          (6) (d)(1) Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

               (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

          (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (e)(2) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated August 6, 1998, is incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

               (e)(3) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.

               (e)(4) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000, is incorporated by reference to Post Effective Amendment No. 45 to the Registrant Statement.

          (8)  Inapplicable.

          (9)  (g)(1)  Custodian  Agreement  between  the  Registrant  and State
               Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

               (g)(2) Fee schedule for Exhibit (g)(1) is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement.

               (g)(3) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (g)(4) Fee schedule for Exhibit 8(g)(3) is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (g)(5) Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (g)(6) Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (g)(7) Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

               (g)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income Fund) and Brown Brothers
               Harriman & Co., dated February 28, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

               (g)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

               (g)(10) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

               (g)(11) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (g)(12) Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

               (g)(13) Amendment (on behalf of Scudder International Bond Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (g)(14) Amendment (on behalf of Scudder Global Discovery Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (g)(15)  Amendment (on behalf of Scudder  Emerging Markets Income
               Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (10) (m)(1) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

               (m)(2) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

               (m)(3)  Mutual Funds  Multi-Distribution  System Plan pursuant to
               Rule  18f-3  is  incorporated  by  reference  to   Post-Effective
               Amendment No. 33 to the Registration Statement.

               (m)(4) Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(5) Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(6) Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(7) Amended and Restated Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(8) Amended and Restated Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(9) Amended and Restated Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(10) Amended and Restated Plan with respect to Scudder International Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(11) Scudder Funds Amended and Restated Multi-Distribution System Plan is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.

          (11) Opinion and Consent of Dechert is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

               (h)(2) Revised fee schedule, dated October 1, 1996, for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (h)(3) Agency agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Service Company, dated April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

               (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant, dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(5) Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (h)(6) Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

               (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (h)(8) Administrative Services Agreement between McGladrey & Pullen, Inc. and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (h)(10) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (h)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (h)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (h)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(14) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (h)(15) Administrative Agreement between the Registrant (on behalf of Global/International Fund, Inc.) and Scudder Kemper Investments, Inc., dated September 11, 2000, to be filed by post-effective amendment.

          (14) Consent of  Independent  Accountants  relating to Scudder  Global
               Fund  is   incorporated   by   reference   to  the   Registrant's
               Registration Statement on Form N-14 filed on December 21, 2000.

               Consent of  Independent  Auditors  relating to Kemper Global Blue
               Chip Fund is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on March 5, 2001.

          (15) Inapplicable.

          (16) Powers  of  Attorney  are   incorporated   by  reference  to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 21, 2000.

          (17) Form of Proxy is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.

Item 17. Undertakings.
-------  ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                     GLOBAL/INTERNATIONAL FUND, INC.



                                     By:      /s/ Linda C. Coughlin
                                          ------------------------------
                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                              President and Director                       August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                              Director                              August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                              Director                              August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                              Director                              August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                              Director                              August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*                               Director                              August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                              Director                              August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                              Director                              August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble




*By:     /s/ Joseph R. Fleming                                   August 31, 2001
         --------------------------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-52440

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX


Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher